Expense Example, No Redemption ((Delaware Group Global & International Funds), USD $)	0 Months Ended
Mar. 29, 2013
(Delaware Emerging Markets Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 248
Expense Example, No Redemption, 3 Years	764
Expense Example, No Redemption, 5 Years	1,306
Expense Example, No Redemption, 10 Years	2,614
(Delaware Emerging Markets Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	248
Expense Example, No Redemption, 3 Years	764
Expense Example, No Redemption, 5 Years	1,306
Expense Example, No Redemption, 10 Years	2,786
(Delaware Focus Global Growth Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	233
Expense Example, No Redemption, 3 Years	751
Expense Example, No Redemption, 5 Years	1,296
Expense Example, No Redemption, 10 Years	2,784
(Delaware Global Value Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	233
Expense Example, No Redemption, 3 Years	762
Expense Example, No Redemption, 5 Years	1,317
Expense Example, No Redemption, 10 Years	2,658
(Delaware Global Value Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	233
Expense Example, No Redemption, 3 Years	762
Expense Example, No Redemption, 5 Years	1,317
Expense Example, No Redemption, 10 Years	2,830
(Delaware International Value Equity Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	223
Expense Example, No Redemption, 3 Years	688
Expense Example, No Redemption, 5 Years	1,180
Expense Example, No Redemption, 10 Years	2,357
(Delaware International Value Equity Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	223
Expense Example, No Redemption, 3 Years	688
Expense Example, No Redemption, 5 Years	1,180
Expense Example, No Redemption, 10 Years	2,534
(Delaware Macquarie Global Infrastructure Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	223
Expense Example, No Redemption, 3 Years	756
Expense Example, No Redemption, 5 Years	1,316
Expense Example, No Redemption, 10 Years	$ 2,841